Share capital, share premium and other capital reserves	12 Months Ended
Dec. 31, 2021
Share capital, share premium and other capital reserves
Share capital, share premium and other capital reserves

15. Share capital, share premium and other capital reserves

The following table provides information about the Company’s share capital as of December 31, 2021, 2020 and 2019:

(in thousands, except	Authorized			Issued and fully paid			Additional paid-in capital	Share premium
for share and per	December 31,			December 31,			December 31,	December 31,
share amounts)	2021	2020	2019	2021	2020	2019	2021	2020	2019
Common shares of $0.01 each	—	447,525	447,525	—	281,775	447,525	$—	$—	$—
Preference Series A shares of $0.01 each	—	1,755,845	1,755,845	—	1,037,595	1,755,845	—	722	1,221
Preference Series B shares of $0.01 each	—	3,899,766	3,899,766	—	3,899,766	3,899,766	—	18,340	18,340
Preference Series C shares of $0.01 each	—	4,133,805	—	—	4,133,805	—	—	22,026	—
Preference shares of $0.01 each	—	9,789,416	5,655,611	—	9,071,166	5,655,611	—	41,088	19,561
Preference shares of $0.14 each	45,000,000	—	—	—	—	—	—	—	—
Common shares of $0.14 each	45,000,000	—	—	25,775,538	—	—	192,270	—	—
	90,000,000	10,236,941	6,103,136	25,775,538	9,352,941	6,103,136	$192,270	$41,088	$19,561

Preferred Series Shares

In 2017, the Company issued and sold 1,755,845 Series A Preferred at a price of $0.68 per share for gross proceeds of $1.2 million. The Company incurred minimal issuance costs.

In 2018, the Company issued and sold 3,899,766 Series B Preferred at a price of $4.61 per share for gross proceeds of $17.9 million. The Company incurred minimal issuance costs.

In September 2020, the Company closed an oversubscribed financing of Series C Preferred that resulted in tranche-based commitments of $84.4 million gross and $73.2 million net. In connection with the Series C Preferred financing, the Company agreed to sell the Series C Preferred in three tranches. In connection with the funding of the tranches the Company was obligated to repurchase 1,436,500 shares of Series A preferred of approximately $10.3 million and 331,500 common shares.

On September 15, 2020, the first tranche of gross proceeds of $22.7 million, with $0.6 million of issuance costs and 4,133,805 shares of Series C Preferred, was funded and 718,250 shares amounted to $4.9 million of Series A Preferred were repurchased, resulting in net proceeds of $17.2 million.

On March 17, 2021, the Company effected a 221:1 share split of the Company’s issued and outstanding common shares and a proportional adjustment to the existing conversion ratios for the Company’s convertible preferred shares. The par value per share and authorized common and convertible preferred shares were adjusted as a result of the share split. All common shares and common share per share amounts within the financial statements and notes thereto have been adjusted for all periods presented to give effect to this share split, including reclassifying an amount equal to the change in par value of common shares to additional paid-in capital.

On March 18, 2021, the remaining milestones required to fund the remaining two tranches of the Series C Preferred financing were waived, and the funding of both tranches prior to the completion of the IPO was authorized. The two remaining tranches funded additional net proceeds of $56.6 million in the aggregate, after repurchasing the 718,250 shares of Series A Preferred and 165,750 common shares from one investor.

Automatic Conversion of Preferred Shares – On March 29, 2021, the Company effected an amendment to its Articles of Association, as amended. This amendment eliminated the minimum price per common share for an underwritten public offering that would result in the automatic conversion of all outstanding Series A, Series B, and Series C preferred shares of the Company.

Common shares

On March 29, 2021, the Company completed an IPO of common shares pursuant to its registration statement on Form F-1, as amended (file 333-253795) under the symbol “LVTX” in the United States on Nasdaq. Pursuant to the registration statement, the Company issued and sold 6,700,000 shares of $0.14 par value common share at a price of $15.00 per share. Net proceeds from the IPO were approximately $89.0 million after deducting underwriting discounts and commissions of $7.0 million and offering costs of $4.5 million.

On April 19, 2021, underwriters of the Company’s IPO consummated the exercise of their option to purchase 425,712 common shares from the Company at the price of $15.00 per share resulting in additional IPO proceeds to the Company of $5.9 million after deducting underwriting discounts and commissions of $0.4 million.

On June 2, 2021, the Company issued 235,664 common shares to the VUmc representing the $3.7 million payable in accordance with the VUmc agreement.

The following table provides information about the Company’s major shareholders on a non-diluted basis:

	As of December 31,
	2021	2020
Gilde Healthcare	21.0%	26.0%
Versant Venture Capital VI, L.P.	17.8%	26.0%
Novo Holdings A/S	12.9%	9.4%
Redmile Biopharma Investments	10.8%	5.7%
Sanofi Foreign Participations B.V.	7.4%	5.7%
Ysios Capital Partners, SGECR,S.A.U.	6.2%	7.2%
Other shareholders	23.9%	20.0%
	100.0%	100.0%